Cash and Cash Equivalents - Schedule of Detailed Information About Cash and Cash Equivalents (Detail) - GBP (£) £ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash and cash equivalents	£ 58,091	£ 76,972	£ 78,351	£ 86,703